Defined Asset Funds(sm)








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1999
3
IRA Ideal!
Defined Technology Portfolio(sm)










                                                                   Merrill Lynch
                                                                  100 Technology
                                                                           Index















                                                            [Logo] Merrill Lynch
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THE TECHNOLOGY SECTOR o IT HAS BEEN CONSIDERED AN INVESTMENT ONLY FOR THOSE
WITH THE MOST ROBUST OF TEMPERAMENTS. THIS SECTOR HAS SHOWN WALL STREET LOFTY HIGHS, AND HUMBLE LOWS, BUT WE BELIEVE THE TECHNOLOGY SECTOR OFFERS GREAT POTENTIAL FOR THE FUTURE. DEFINED ASSET FUNDS(sm) GIVES YOU A CONVENIENT WAY TO INVEST IN THE PROMISE OF TECHNOLOGY WITH THE NEW...
DEFINED TECHNOLOGY PORTFOLIO(sm)


Merrill Lynch
100 Technology
       Index

     The Merrill Lynch 100 Technology Index (ML 100 Index) is a benchmark for technology stocks. It offers a cross section of 100 highly-capitalized technology stocks, covering important areas of this sector such as computer software, semi-conductors, telecommunications equipment, electronic data processing and the Internet. The ML 100 Index also includes American Depositary Receipts (ADRs) for international exposure. The ML 100 Index follows strict quantitative rules to minimize subjectivity in stock selection, and only includes stocks that have been tested for liquidity. You can follow the ML 100 Index on the American Stock Exchange using symbol MLO.



Technology: Rebalanced

     The Defined Technology Portfolio offers you capital appreciation potential with a diversified portfolio of technology stocks. By applying a Rebalancing Model to the Merrill Lynch 100 Technology Index (ML 100 Index), this Portfolio, which is held for about one year, seeks to outperform the Index by reweighting each stock to increase potential return. Each year, Defined Asset Funds intends to apply the Rebalancing Model to the ML 100 Index to create a new Portfolio.

The Enhanced Index Strategy

     The Defined Technology Portfolio follows a disciplined "buy and hold" strategy for index enhancement. It rebalances the Index to pursue enhanced returns without increasing risk. You can choose to roll your investment into a new Defined Technology Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

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     If your view of this industry sector should change, Defined Asset Funds offers you the flexibility to exchange your investment for another Select or Equity Investor Series Portfolio at a reduced sales charge.

The Rebalancing Model

     Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in speculative equity sectors. Dr. Tew, as Portfolio Consultant for the Defined Technology Portfolio, works together with Defined Asset Funds to apply the following stock selection process:

Define the Universe

     We begin by defining the universe of stocks. In this case, the ML 100 Index is used for its diversification within the technology sector, as well as its screening for more highly capitalized stocks.

Reweight the Index

     Stocks in the ML 100 Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices move inversely to one another. These relationships create a portfolio of stocks that complement each other and reduce volatility.

Construct an Enhanced Portfolio

     The ML 100 Index is then balanced, stock by stock, from most attractive to least attractive. Stocks that are considered most attractive, those with the best prices relative to potential performance, are the most heavily weighted. Stocks with less attractive prices relative to returns are underweighted. This reweighting is designed to enhance potential return.

Rebalance the Portfolio

     Because the Model works best over a one-year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the ML 100 Index to determine the weightings for a new Defined Technology Portfolio.

Why Technology Now?


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



     Imagine your world without cable TV, a cellular phone or a home computer. How would your place of business operate without on line services and networking capabilities? While technology companies have seen ups and downs, it's an industry that continues to redefine the way we live. Although a number of stocks represented in the Index have seen wide variations in performance over the last several years and others are recent I.P.O.s, this sector continues to have a long-term and growing impact on our future.



Defined Asset Funds -- Our Philosophy

     At Defined Asset Funds, we are ever mindful that behind every investment dollar lies something infinitely more important -- your investment goal. This is why we offer a full range of defined investments designed to meet a variety of objectives.

     We are committed to providing our investors with some of today's most attractive equity and fixed-income investments, within the convenient "buy and hold" structure of a Unit Investment Trust. For income, for growth or for total return, we believe that time in the market can be an effective strategy for growing your portfolio.

     At Defined Asset Funds, we set the foundation for all of our portfolios in this way, because we too have an important goal in mind -- yours.



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
                                                 The Merrill Lynch 100 Technology Index*
-----------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer                                    Ticker                Name of Issuer                          Ticker
                                                           Symbol                                                        Symbol

1.       3Com Corporation                                  COMS         51.      Keane, Inc.                             KEA
2.       Adaptec, Inc.                                     ADPT         52.      KLA-Tencor Corporation                  KLAC
3.       ADC Telecommunications, Inc.                      ADCT         53.      Lexmark International Group,            LXK
                                                                                 Inc. (Class A)
4.       Adobe Systems, Inc.                               ADBE         54.      Linear Technology                       LLTC
                                                                                 Corporation
5.       Advanced Micro Devices, Inc.                      AMD          55.      LSI Logic Corporation                   LSI
6.       Alcatel**                                         ALA          56.      Lucent Technologies, Inc.               LU
7.       Altera Corporation                                ALTR         57.      Maxim Integrated Products,              MXIM
                                                                                 Inc.
8.       Amazon.com, Inc.                                  AMZN         58.      Micron Technology, Inc.                 MU
9.       America Online, Inc.                              AOL          59.      Microsoft Corporation                   MSFT
10.      American Power Conversion                         APCC         60.      Molex, Inc.                             MOLX
         Corporation
11.      Analog Devices, Inc.                              ADI          61.      Motorola, Inc.                          MOT
12.      Apple Computer, Inc.                              AAPL         62.      National Semiconductor                  NSM
                                                                                 Corporation
13.      Applied Materials, Inc.                           AMAT         63.      Network Appliance, Inc.                 NTAP
14.      Ascend Communications, Inc.                       ASND         64.      Network Associates, Inc.                NETA
15.      ASM Lithography Holding N.V.**                    ASML         65.      Newbridge Networks                      NN
                                                                                 Corporation**
16.      At Home Corporation (Series A)                    ATHM         66.      Nokia Corporation**                     NOK

----------------------
                  *  Index as of 5/4/99.
                  ** The issuer is a foreign corporation; any dividends will be subject to withholding taxes.


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-----------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer                                    Ticker                Name of Issuer                          Ticker
                                                           Symbol                                                        Symbol

17.      Autodesk, Inc.                                    ADSK         67.      Nortel Networks                         NT
                                                                                 Corporation**
18.      Automatic Data Processing, Inc.                   AUD          68.      Novell, Inc.                            NOVL
19.      Baan Company, N.V.**                              BAANF        69.      Oracle Corporation                      ORCL
20.      BMC Software, Inc.                                BMCS         70.      Parametric Technology                   PMTC
                                                                                 Corporation
21.      Broadcom Corporation (Class A)                    BRCM         71.      Paychex, Inc.                           PAYX
22.      Cadence Design Systems, Inc.                      CDN          72.      PeopleSoft, Inc.                        PSFT
23.      Ceridian Corporation                              CEN          73.      PLATINUM Technology                     PLAT
                                                                                 International, Inc.***
24.      Cisco Systems, Inc.                               CSCO         74.      QUALCOMM, Inc.                          QCOM
25.      Citrix Systems, Inc.                              CTXS         75.      Quantum Corporation                     QNTM
26.      Compaq Computer Corporation                       CPQ          76.      Rational Software                       RATL
                                                                                 Corporation
27.      Computer Associates International,                CA           77.      Samina Corporation                      SANM
         Inc.
28.      Computer Sciences Corporation                     CSC          78.      SAP AG**                                SAP
29.      Compuware Corporation                             CPWR         79.      SCI Systems, Inc.                       SCI
30.      Dell Computer Corporation                         DELL         80.      Seagate Technology, Inc.                SEG
31.      eBay, Inc.                                        EBAY         81.      Siebel Systems, Inc.                    SEBL
32.      ECI Telecommunications Limited**                  ECILF        82.      Silicon Graphics, Inc.                  SGI
33.      Electronic Arts, Inc.                             ERTS         83.      Solectron Corporation                   SLR
34.      Electronic Data Systems Corporation               EDS          84.      Sterling Commerce, Inc.                 SE

----------------------

                  *** Platinum Technology, Inc. is the subject of a cash tender offer and is expected to be removed from the Merrill Lynch 100. The Trustee will hold amounts deposited for the purchase of this security in cash, pending the announcement of a substitute security in the Merrill Lynch 100. The cash will then be used to purchase the substitute security.


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-----------------------------------------------------------------------------------------------------------------------------------
         Name of Issuer                                    Ticker                Name of Issuer                          Ticker
                                                           Symbol                                                        Symbol

35.      EMC Corporation                                   EMC          85.      STMicroelectronics N.V.**               STM
36.      Excite, Inc.                                      XCIT         86.      Storage Technology Corporation          STK
37.      First Data Corporation                            FDC          87.      Sun Microsystems, Inc.                  SUNW
38.      Fiserv, Inc.                                      FISV         88.      Synopsys, Inc.                          SNPS
39.      FORE Systems, Inc.                                FORE         89.      Tech Data Corporation                   TECD
40.      Gartner Group, Inc. (Class A)                     IT           90.      Telefonaktiebolaget LM Ericsson**       ERICY
41.      Gateway 2000, Inc.                                GTW          91.      Tellabs, Inc.                           TLAB
42.      General Instrument Corporation                    GIC          92.      Teradyne, Inc.                          TER
43.      Hewlett-Packard Company                           HWP          93.      Texas Instruments, Inc.                 TXN
44.      Inktomi Corporation                               INKT         94.      Uniphase Corporation                    UNPH
45.      Intel Corporation                                 INTC         95.      Unisys Corporation                      UIS
46.      International Business Machines                   IBM          96.      VERITAS Software                        VRTS
         Corporation                                                             Corporation
47.      Intuit, Inc.                                      INTU         97.      Vitesse Semiconductor Corporation       VTSS
48.      Iomega Corporation                                IOM          98.      Xerox Corporation                       XRX
49.      J.D. Edwards & Company                            JDEC         99.      Xilinx, Inc.                            XLNX
50.      Jabil Circuit, Inc.                               JBL          100.     Yahoo!, Inc.                            YHOO



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



Equity Investor Funds

Other Merrill Lynch
Research-Based Funds
1999 Year-Ahead Domestic Portfolio
1999 Year-Ahead International Portfolio
Biotechnology Portfolio
European Monetary Union Portfolio
Financial Portfolio

Concept Series
Baby Boom Economy Portfolios(sm)
Health Care Trust (Pharmaceutical & Biotechnology Portfolio)
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio

Select Series
Principled Values Portfolio(sm)
Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Select Growth Portfolio
Select Large-Cap Growth Portfolio
Select S&P Industrial Portfolio
Select Standard & Poor's Industry Turnaround Portfolio
Select Standard & Poor's Intrinsic Value Portfolio

Index Series
S&P 500 Trust
S&P MidCap Trust

Fixed-Income Funds
Corporate Funds
Government Funds
Municipal Funds


Invest in Technology Today!

You can start investing in technology with the Defined Technology Portfolio for about $250. Call your financial professional for a free prospectus containing


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more complete information, including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

o        There can be no assurance that the Portfolio will meet its objective.

o The Portfolio is designed for investors who can assume the additional risks associated with aggressive growth equity investments, and may not be appropriate for investors seeking capital preservation or high current income.

o The Portfolio is composed of aggressive growth stocks that are subject to extreme price volatility; therefore, it may be considered speculative.

o The Portfolio consists exclusively of stocks from the technology sector and should not be considered a complete investment program.

o The Portfolio does not reflect research, opinions or any buy or sell recommendations from the Sponsor.


Tax Reporting

The proceeds received when you sell this investment will reflect the deduction of the deferred sales charge and, after the initial offering period, the charge for organization costs.

In addition, the annual statement and the relevant tax reporting forms you receive at year end will be based on the amount paid to you, net of the deferred sales charge and the charge for organization costs, after the initial offering period. Accordingly, you should not increase the tax basis in your units by these charges.

Generally, dividends and any gains will be subject to tax each year. Net capital gains, if any, on assets held over a year may qualify for a favorable federal tax rate (currently no more than 20%) for individuals. However, on rollovers of future Portfolios, if available, investors will defer recognition of gains and losses on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.



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



Defining Your Costs

First-time investors pay an initial sales charge of about 1% when they buy. In addition, all investors pay a deferred sales charge of $17.50 per 1,000 units, about 1.75%, deducted over the last ten months of the Portfolio.

                                            As a % of Public      Amount Per
                                            Offering Price        1,000 Units

Initial Sales Charge                        1.00%                 $10.00

Deferred Sales Charge                       1.75%                 $17.50

Maximum Sales Charge                        2.75%                 $27.50

Estimated Annual Expenses
(as a % of net assets)                      0.171%                $1.69

Estimated Organization Costs                                      $2.05


If you sell your units before the termination date, the remaining balance of your deferred sales charge, along with the estimated costs of selling Portfolio securities, will be deducted from the proceeds you receive. If you roll over to a successor Portfolio, if available, the initial sales charge will be waived. You will only pay the deferred sales charge.


Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.

         Amount                               Total Sales Charge as a % of
         Purchased                            Public Offering Price

Less than $50,000                                      2.75%

$50,000 to $99,999                                     2.50%

$100,000 to $249,999                                   2.00%

$250,000 to $999,999                                   1.75%



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$1,000,000 to $4,999,999                               1.00%

$5,000,000 or more                                      .60%


The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.


[recycle logo] Printed on Recycled Paper                            70116BR-5/99


[copyright logo] 1999 Merrill Lynch, Pierce, Fenner & Smith Incorporated. Member SIPC.




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